Consolidated Statement of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Operating activities
Profit/(loss) before income tax		$ 46,424		$ (249,050)	[1]	$ (75,696)	[1]
Adjustments for:
Depreciation and amortisation expense		23,630		24,983	[1]	22,146	[1]
Employee share awards expense		3,663		1,711	[1]	(155)	[1]
Fair value adjustments to financial instruments	[2]	0		(2,942)	[1]	0	[1]
Gain on bargain purchase	[3]	(33,109)		0	[1]	0	[1]
Impairment and write down of financial assets		0		354	[1]	5,333	[1]
Impairment/(reversal of impairment) of non-financial assets	[4],[5]	(156,013)		175,612	[1]	11,189	[1]
Income from sale of tax benefits under flow through share arrangements	[6]	0		(3,937)	[1]	(3,471)	[1]
Net financial income and expenses		(725)		670	[1]	(1,918)	[1]
Net loss on disposal of financial and non-financial assets		102		0	[1]	828	[1]
Adjustments for losses (gains) on disposal of financial and non-financial assets		102		0	[1]	828	[1]
Net movement in inventories relating to net realisable value adjustments		(9,454)		2,718	[1]	6,843	[1]
Write down on settlement of pre-existing contractual arrangement	[3]	137,000		0	[1]	0	[1]
Changes in assets and liabilities:
Trade and other receivables		(22,284)		(4,226)	[1]	(6,763)	[1]
Inventories		(17,873)		14,659	[1]	(24,340)	[1]
Other assets		2,683		2,600	[1]	3,420	[1]
Trade and other payables		(1,791)		(3,482)	[1]	12,439	[1]
Provisions and other liabilities		(17,829)		28,384	[1]	3,387	[1]
Cash used in operations		(45,576)		(11,946)	[1]	(46,758)	[1]
Interest received		2,653		2,882	[1]	5,027	[1]
Interest paid		(682)		(539)	[1]	(647)	[1]
Net cash flows used in operating activities		(43,605)	[7]	(9,603)	[1]	(42,378)	[1]
Investing activities
Exploration expenditure		(503)		(20,398)	[1]	(17,230)	[1]
Exploration expenditure expensed and included in operating cash flows		503		1,011	[1]	0	[1]
Purchases of property, plant and equipment		(24,027)		(12,729)	[1]	(67,172)	[1]
Advances to affiliates		(1,397)		0	[1]	0	[1]
Cash outflows from investing activities		(25,424)		(32,116)	[1]	(84,402)	[1]
Cash and cash equivalents acquired on business combination		34,452		0	[1]	0	[1]
Proceeds from sale of financial assets		0		0	[1]	9,630	[1]
Proceeds from sale of property, plant and equipment		2,913		0	[1]	0	[1]
Net cash flows from/(used in) investing activities		11,941		(32,116)	[1]	(74,772)	[1]
Financing activities
Proceeds from non-controlling interests		0		6,761	[1]	17,728	[1]
Proceeds from interest bearing liabilities		0		770	[1]	0	[1]
Repayment of interest bearing liabilities		(4,146)		(2,223)	[1]	(1,789)	[1]
Proceeds from issue of shares and exercise of options		253,891		25,899	[1]	25,413	[1]
Transaction costs associated with share issues		(9,144)		(1,330)	[1]	(794)	[1]
Net cash flows from financing activities		240,601		29,877	[1]	40,558	[1]
Net increase/(decrease) in cash and cash equivalents		208,937		(11,842)	[1]	(76,592)	[1]
Cash and cash equivalents at the beginning of the financial year	[1]	47,254	[8]	60,464		139,932
Foreign exchange rate differences on cash and cash equivalents		(912)		(1,368)	[1]	(2,876)	[1]
Cash and cash equivalents at the end of the financial year		$ 255,279	[8]	$ 47,254	[1],[8]	$ 60,464	[1]

[1]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.
[2]	Adjustment to profit/(loss) which is reported as part of ‘North American Lithium’.
[3]	Adjustment to profit/(loss) which is reported as part of ‘Group / unallocated items and eliminations’. Refer to Note 30 (d) for further details.
[4]	The impairment reversal of $156.0 million for the year ended 30 June 2026 relates to North American Lithium and includes an allocation of $0.4 million to right-of-use assets.
[5]	Adjustment to profit/(loss) which is reported as part of ‘North American Lithium’ (2026: profit of $156.0 million; 2025: $175.6 million; 2024: $3.8 million), ‘All other operations’ (2026 and 2025: Nil; 2024: $4.1 million) and ‘Group / unallocated items and eliminations’ (2026 and 2025: Nil; 2024: $3.3 million). Refer to Note 14 for further details.
[6]	Adjustment to profit/(loss) which is reported as part of ‘Group / unallocated items and eliminations’.
[7]	Net cash flows used in operating activities for the year ended 30 June 2026 includes cash outflows of $25.2 million associated with non-recurring merger transaction and integration costs, of which $14.6 million was accounted for and accrued by Piedmont prior to merger completion.
[8]	Cash and cash equivalents restricted by legal or contractual arrangements as at 30 June 2026 is nil (2025: $0.1 million).